Principal Accounting Policies - Value Added Taxes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) subsidiary	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Principal Accounting Policies
Number of subsidiaries | subsidiary	2
Value added tax receivable percentage	3.00%
VAT refund received | $	$ 6,211	$ 8,919	$ 303